Document and Entity Information	May 07, 2020
Prospectus:
Document Type	497
Document Period End Date	May 07, 2020
Registrant Name	HARTFORD MUTUAL FUNDS INC/CT
Entity Central Index Key	0001006415
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 07, 2020
Document Effective Date	May 07, 2020
Prospectus Date	Feb. 28, 2020
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND | Class Y
Prospectus:
Trading Symbol	HHMYX
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND | Class F
Prospectus:
Trading Symbol	HHMFX
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND | Class I
Prospectus:
Trading Symbol	HHMIX
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND | Class C
Prospectus:
Trading Symbol	HHMCX
THE HARTFORD MUNICIPAL OPPORTUNITIES FUND | Class A
Prospectus:
Trading Symbol	HHMAX
THE HARTFORD SHORT DURATION FUND | Class F
Prospectus:
Trading Symbol	HSDFX
THE HARTFORD SHORT DURATION FUND | Class R5
Prospectus:
Trading Symbol	HSDTX
THE HARTFORD SHORT DURATION FUND | Class R6
Prospectus:
Trading Symbol	HSDVX
THE HARTFORD SHORT DURATION FUND | Class R4
Prospectus:
Trading Symbol	HSDSX
THE HARTFORD SHORT DURATION FUND | Class R3
Prospectus:
Trading Symbol	HSDRX
THE HARTFORD SHORT DURATION FUND | Class I
Prospectus:
Trading Symbol	HSDIX
THE HARTFORD SHORT DURATION FUND | Class Y
Prospectus:
Trading Symbol	HSDYX
THE HARTFORD SHORT DURATION FUND | Class C
Prospectus:
Trading Symbol	HSDCX
THE HARTFORD SHORT DURATION FUND | Class A
Prospectus:
Trading Symbol	HSDAX
THE HARTFORD TOTAL RETURN BOND FUND | Class F
Prospectus:
Trading Symbol	ITBFX
THE HARTFORD TOTAL RETURN BOND FUND | Class R6
Prospectus:
Trading Symbol	ITBVX
THE HARTFORD TOTAL RETURN BOND FUND | Class R5
Prospectus:
Trading Symbol	ITBTX
THE HARTFORD TOTAL RETURN BOND FUND | Class R4
Prospectus:
Trading Symbol	ITBUX
THE HARTFORD TOTAL RETURN BOND FUND | Class R3
Prospectus:
Trading Symbol	ITBRX
THE HARTFORD TOTAL RETURN BOND FUND | Class I
Prospectus:
Trading Symbol	ITBIX
THE HARTFORD TOTAL RETURN BOND FUND | Class Y
Prospectus:
Trading Symbol	HABYX
THE HARTFORD TOTAL RETURN BOND FUND | Class C
Prospectus:
Trading Symbol	HABCX
THE HARTFORD TOTAL RETURN BOND FUND | Class A
Prospectus:
Trading Symbol	ITBAX